Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Income Statement [Abstract]
Revenue	$ 1,430,431	$ 951,561	$ 2,888,343	$ 1,790,904	$ 4,128,439	$ 3,237,183
Cost of services	(459,828)	(400,700)	(931,030)	(816,066)	(1,622,046)	(1,454,315)
Gross Profit	970,603	550,861	1,957,313	974,838	2,506,393	1,782,868
Administrative and selling expenses	(1,876,684)	(2,035,425)	(4,007,238)	(3,785,687)	(8,310,587)	(7,299,194)
Start-up costs	0	0	0	(820,471)	(868,844)	0
Loss from operations	(906,081)	(1,484,564)	(2,049,925)	(3,631,320)	(6,673,038)	(5,516,326)
Interest expense and change in derivative liability	(194,702)	(220,253)	(925,571)	(652,324)	(1,778,691)	(4,252,813)
Net loss before income taxes	(1,100,783)	(1,704,817)	(2,975,496)	(4,283,644)	(8,451,729)	(9,769,139)
Income taxes	0	0	0	0	0	0
Non-controlling interest in income	90,635	126,217	125,564	126,217	359,224	0
Net loss attributable to Cord Blood America	$ (1,010,148)	$ (1,578,600)	$ (2,849,932)	$ (4,157,427)	$ (8,092,505)	$ (9,769,139)
Basic and diluted loss per share	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.08)	$ (0.15)	$ (0.39)
Weighted average common shares outstanding	69,260,300	51,251,380	67,576,374	50,908,883	54,119,942	24,793,357